Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Location of Significant Accounting Policies
The following table identifies our significant accounting policies presented in other Notes to Consolidated Financial Statements:

Investments*	Note 4
Derivatives and Hedge Accounting*	Note 5
Fair Value Measurements (Post-Adoption of LDTI Accounting Policies specifically for MRBs)	Note 6
Deferred Acquisition Costs (Includes Pre-Adoption and Post-Adoption of LDTI Accounting Policies)	Note 7
Reinsurance*	Note 8
Reserves for Future Policy Benefits and Claims Payable (Post-Adoption of LDTI Accounting Policies)	Note 9
Other Contract Holder Funds (Post-Adoption of LDTI Accounting Policies)	Note 10
Separate Account Assets and Liabilities*	Note 11
Market Risk Benefits (Post-Adoption of LDTI Accounting Policies)	Note 12
Long-Term Debt*	Note 13
Income Taxes*	Note 15
Commitments, Contingencies, and Guarantees*	Note 16
Share-Based Compensation*	Note 18
Accumulated Other Comprehensive Income (Loss)*	Note 23
Earnings Per Share*	Note 25
*No impact to the significant accounting policies presented in these Notes related to the adoption of LDTI.

Accounting Standards Update and Change in Accounting Principle, Effect Of Transition On Equity
The following table presents the effect of transition adjustments on shareholders' equity due to the adoption of LDTI (in millions):

	January 1, 2021
		Accumulated other
	Retained earnings	comprehensive income
Deferred acquisition costs	$—	$106
Reinsurance recoverable on market risk benefits	—	(34)
Reserves for future policy benefits and claims payable	97	141
Market risk benefits	(2,700)	(598)
Total	$(2,603)	$(385)

Schedule of Error Corrections and Prior Period Adjustments
The following table presents amounts previously reported as of December 31, 2020, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of January 1, 2021 (in millions).

	As Previously	Effect of	As of
	Reported	Changes	1/1/2021
Assets
Deferred acquisition costs	$13,897	$146	$14,043
Reinsurance recoverable, net of allowance for credit losses	35,270	(154)	35,116
Reinsurance recoverable on market risk benefits, at fair value	—	471	471
Market risk benefit assets, at fair value	—	690	690
Deferred income taxes, net	1,058	824	1,882
Other assets	1,179	2	1,181
Total assets	$353,532	$1,979	$355,511

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$22,512	$(5,716)	$16,796
Other contract holder funds	63,592	(7)	63,585
Market risk benefit liabilities, at fair value	—	10,690	10,690
Total liabilities	343,609	4,967	348,576
Equity
Accumulated other comprehensive income, net of tax expense	3,821	(385)	3,436
Retained earnings	(324)	(2,603)	(2,927)
Total equity	9,923	(2,988)	6,935
Total liabilities and equity	$353,532	$1,979	$355,511
The following tables present amounts previously reported in the Consolidated Balance Sheets as of December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of December 31, 2022 and 2021 (in millions).

	As Previously
	Reported	Effect of	As of
	December 31, 2022	Changes	December 31, 2022
Assets
Deferred acquisition costs	$13,422	$(499)	$12,923
Reinsurance recoverable, net of allowance for credit losses	29,641	(595)	29,046
Reinsurance recoverable on market risk benefits, at fair value	—	221	221
Market risk benefit assets, at fair value	—	4,865	4,865
Deferred income taxes, net	385	(65)	320
Other assets	946	(2)	944
Total assets	$311,058	$3,925	$314,983

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$14,273	$(1,955)	$12,318
Other contract holder funds	58,195	(5)	58,190
Market risk benefit liabilities, at fair value	—	5,662	5,662
Total liabilities	301,903	3,702	305,605

Equity
Accumulated other comprehensive income, net of tax expense	(5,481)	2,103	(3,378)
Retained earnings	8,283	(1,880)	6,403
Total equity	9,155	223	9,378
Total liabilities and equity	$311,058	$3,925	$314,983

	As Previously
	Reported	Effect of	As of
	December 31, 2021	Changes	December 31, 2021
Assets
Deferred acquisition costs	$14,249	$(724)	$13,525
Reinsurance recoverable, net of allowance for credit losses	33,126	(292)	32,834
Reinsurance recoverable on market risk benefits, at fair value	—	383	383
Market risk benefit assets, at fair value	—	1,664	1,664
Deferred income taxes, net	954	762	1,716
Other assets	928	5	933
Total assets	$375,559	$1,798	$377,357

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$18,667	$(3,477)	$15,190
Other contract holder funds	58,726	(5)	58,721
Market risk benefit liabilities, at fair value	—	8,033	8,033
Total liabilities	364,485	4,551	369,036

Equity
Accumulated other comprehensive income, net of tax expense	1,744	(384)	1,360
Retained earnings	2,809	(2,369)	440
Total equity	11,074	(2,753)	8,321
Total liabilities and equity	$375,559	$1,798	$377,357
The following tables present amounts previously reported in the Consolidated Income Statements for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for
	the Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Revenues
Total net gains (losses) on derivatives and investments	$3,851	$(4,688)	$(837)
Total revenues	14,551	(4,688)	9,863

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,290	(1,228)	1,062
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(34)	(34)
Market risk benefits (gains) losses, net	—	(3,536)	(3,536)
Interest credited on other contract holder funds, net of deferrals and amortization	862	4	866
Amortization of deferred acquisition costs	1,743	(517)	1,226
Total benefits and expenses	7,440	(5,311)	2,129
Pretax income (loss)	7,111	623	7,734
Income tax expense (benefit)	1,371	134	1,505
Net income (loss)	5,740	489	6,229
Net income (loss) attributable to Jackson Financial Inc.	$5,697	$489	$6,186

Earnings per share
Basic	$66.62	$5.72	$72.34
Diluted	$64.23	$5.52	$69.75

	As Previously
	Reported for
	the Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Revenues
Total net gains (losses) on derivatives and investments	$(2,478)	$(2,887)	$(5,365)
Total revenues	9,247	(2,887)	6,360

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	970	(45)	925
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Market risk benefits (gains) losses, net	—	(3,966)	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	834	(2)	832
Amortization of deferred acquisition costs	520	787	1,307
Total benefits and expenses	5,200	(3,185)	2,015
Pretax income (loss)	4,047	298	4,345
Income tax expense (benefit)	602	64	666
Net income (loss)	3,445	234	3,679
Net income (loss) attributable to Jackson Financial Inc.	$3,183	$234	$3,417

Earnings per share
Basic	$33.86	$2.49	$36.35
Diluted	$33.69	$2.48	$36.17
The following tables present amounts previously reported in Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Net income (loss)	$5,740	$489	$6,229

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit)	(7,223)	(284)	(7,507)
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	—	1,303	1,303
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	—	1,468	1,468
Total other comprehensive income (loss)	(7,225)	2,487	(4,738)
Comprehensive income (loss) attributable to Jackson Financial Inc.	$(1,528)	$2,976	$1,448

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Net income (loss)	$3,445	$234	$3,679

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit)	(2,080)	(64)	(2,144)
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	—	397	397
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	—	(332)	(332)
Total other comprehensive income (loss)	(2,077)	1	(2,076)
Comprehensive income (loss) attributable to Jackson Financial Inc.	$1,106	$235	$1,341
The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by (used in) operating activities.

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Cash flows from operating activities:
Net income	$5,740	$489	$6,229
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	(2,024)	4,688	2,664
Net (gain) loss on market risk benefits	—	(3,536)	(3,536)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(34)	(34)
Interest credited on other contract holder funds, gross	862	4	866
Deferred income tax expense (benefit)	1,413	134	1,547
Change in deferred acquisition costs	1,119	(518)	601
Change in funds withheld, net of reinsurance	(402)	329	(73)
Change in other assets and liabilities, net	724	(1,556)	(832)
Total adjustments	1,692	(489)	1,203
Net cash provided by (used in) operating activities	$5,206	$—	$5,206

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Cash flows from operating activities:
Net income	$3,445	$234	$3,679
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	2,639	2,887	5,526
Net (gain) loss on market risk benefits	—	(3,966)	(3,966)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Interest credited on other contract holder funds, gross	834	(2)	832
Deferred income tax expense (benefit)	675	64	739
Change in deferred acquisition costs	(270)	789	519
Change in funds withheld, net of reinsurance	(757)	131	(626)
Change in other assets and liabilities, net	(403)	(178)	(581)
Total adjustments	2,718	(234)	2,484
Net cash provided by (used in) operating activities	$5,682	$—	$5,682
The following tables, recast for the adoption of LDTI for 2021, present Consolidated Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements adjusted for the adoption of LDTI, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020 the reclassification also impacted the Consolidated Statements of Cash Flows in the amount of $61 million and $65 million, respectively, which increased financing cash flows offset by a decrease in operating cash flows. In addition, there were revisions reflected in our disclosures throughout this Form 10-K.

Consolidated Balance Sheets (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21	12/31/21

Assets
Deferred acquisition costs	$14,249	$(724)	$—	$13,525
Reinsurance recoverable, net of allowance for credit losses	33,126	(292)	—	32,834
Reinsurance recoverable on market risk benefits, at fair value	—	383	—	383
Market risk benefit assets, at fair value	—	1,664	—	1,664
Deferred income taxes, net	954	762	—	1,716
Other assets	853	5	75	933
Total assets	375,484	1,798	75	377,357

Liabilities
Reserves for future policy benefits and claims payable	17,629	(3,477)	1,038	15,190
Other contract holder funds	59,689	(5)	(963)	58,721
Market risk benefit liabilities, at fair value	—	8,033	—	8,033
Notes issued by consolidated variable interest entities, at fair value under fair value option	—	—	1,404	1,404
Other liabilities	3,944	—	(1,404)	2,540
Total liabilities	364,410	4,551	75	369,036

Equity
Accumulated other comprehensive income, net of tax expense	1,744	(384)	—	1,360
Retained earnings	2,809	(2,369)	—	440
Total Equity	11,074	(2,753)	—	8,321
Total liabilities and equity	$375,484	$1,798	$75	$377,357

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$7,670	$—	$389	$8,059
Premium	133	—	15	148
Net investment income	3,429	—	(5)	3,424
Total net gains (losses) on derivatives and investments	(2,478)	(2,887)	—	(5,365)
Total revenues	8,848	(2,887)	399	6,360
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	913	(45)	57	925
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	—	41
Market risk benefits (gains) losses, net	—	(3,966)	—	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	868	(2)	(34)	832
Operating costs and other expenses, net of deferrals	2,462	—	377	2,839
Amortization of deferred acquisition costs	521	787	(1)	1,307
Total benefits and expenses	4,801	(3,185)	399	2,015
Pretax income (loss)	4,047	298	—	4,345
Income tax (benefit) expense	602	64	—	666
Net income (loss)	$3,445	$234	$—	$3,679

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$6,604	$—	$324	$6,928
Premium	160	—	27	187
Net investment income	2,829	—	(11)	2,818
Total revenues	3,206	—	340	3,546
Benefits and Expenses	—
Death, other policy benefits and change in policy reserves, net of deferrals	1,284	—	78	1,362
Interest credited on other contract holder funds, net of deferrals and amortization	1,210	—	91	1,301
Operating costs and other expenses, net of deferrals	984	—	315	1,299
Amortization of deferred acquisition costs	(389)	—	(144)	(533)
Total benefits and expenses	5,697	—	340	6,037
Net income (loss)	$(1,637)	$—	$—	$(1,637)

Balances of and changes in liability for future policy benefits, and Revenue and interest recognized
The following table presents the impact of the adoption of LDTI, as of the transition date, on reserves for future policy benefits and claims payable (in millions):

	Payout	Closed	Closed
	Annuities	Block Life	Block Annuity	Total
Reserves for future policy benefits at December 31, 2020	$1,148	$5,809	$5,328	$12,285
Adjustment for loss contracts under the modified retrospective approach	4	15	18	37
Effect of remeasurement of liability at current discount rates	143	560	997	1,700
Reserves for future policy benefits at January 1, 2021	$1,295	$6,384	$6,343	$14,022
Other future policy benefits and claims payable				2,774
Reserves for future policy benefits and claims payable at January 1, 2021				$16,796
The following table presents the transition date reclassifications and adjustments to reserves for future policy benefits by category resulting from the adoption of LDTI (in millions):

	Reserve for future policy benefits	Other (1)	Total
Reserve for future policy benefits and claims payable at December 31, 2020	$12,285	$10,227	$22,512
Adjustments for LDTI transition	1,737	(7,453)	(5,716)
Reserve for future policy benefits and claims payable at January 1, 2021	$14,022	$2,774	$16,796
(1) Includes variable annuity embedded derivatives that were reclassed to market risk benefits.
The following tables present the roll-forward of components of reserves for future policy benefits (in millions):

	Present Value of Expected Net Premiums
	Year Ended December 31,			Year Ended December 31,
	2022			2021
	Payout	Closed Block	Closed Block	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity	Annuities	Life	Annuity
Balance, beginning of year	$—	$1,464	$—	$—	$1,440	$—
Beginning of period cumulative effect of changes in discount rate assumptions	—	(157)	—	—	(191)	—
Beginning balance at original discount rate	—	1,307	—	—	1,249	—
Effect of changes in cash flow assumptions	—	242	—	—	—	—
Effect of actual variances from expected experience	—	1	—	—	146	—
Balance adjusted for variances from expectation	—	1,550	—	—	1,395	—
Issuances	—	6	—	—	4	—
Interest accrual	—	39	—	—	48	—
Net premiums collected	—	(147)	—	—	(140)	—
Ending balance at original discount rate	—	1,448	—	—	1,307	—
End of period cumulative effect of changes in discount rate assumptions	—	(161)	—	—	157	—
Balance, end of year	$—	$1,287	$—	$—	$1,464	$—

	Present Value of Expected Future Policy Benefits
	Year Ended December 31,			Year Ended December 31,
	2022			2021
	Payout	Closed Block	Closed Block	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity	Annuities	Life	Annuity
Balance, beginning of year	$1,249	$6,913	$5,739	$1,296	$7,647	$6,343
Beginning of period cumulative effect of changes in discount rate assumptions	(84)	(349)	(689)	(143)	(660)	(997)
Beginning balance at original discount rate (including DPL of $38, $0 and $459 in 2022, and, $46, $0 and $452 in 2021 for payout annuities, closed block life and closed block annuity, respectively)	1,165	6,564	5,050	1,153	6,987	5,346
Effect of changes in cash flow assumptions	4	331	(15)	—	—	—
Effect of actual variances from expected experience	(37)	38	(34)	(54)	193	(3)
Balance adjusted for variances from expectation	1,132	6,933	5,001	1,099	7,180	5,343
Issuances	126	14	4	146	12	6
Interest accrual	40	209	210	42	220	222
Benefits payments	(124)	(750)	(506)	(122)	(848)	(521)
Ending balance of original discount rate (including DPL of $40, $0 and $671 in 2022, and, $38, $0 and $459 in 2021 for payout annuities, closed block life and closed block annuity, respectively)	1,174	6,406	4,709	1,165	6,564	5,050
End of period cumulative effect of changes in discount rate assumptions	(132)	(958)	(275)	84	349	689
Balance, end of year	$1,042	$5,448	$4,434	$1,249	$6,913	$5,739

Reserves for future policy benefits	1,042	4,161	4,434	1,249	5,449	5,739
Less: Reinsurance recoverable	71	2,263	2	51	2,855	2
Reserves for future policy benefits, after reinsurance recoverable	$971	$1,898	$4,432	$1,198	$2,594	$5,737
The following table presents the weighted average duration of the reserves for future policy benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity
December 31, 2022
Weighted average duration (years)	6.9	7.8	7.0
December 31, 2021
Weighted average duration (years)	7.8	9.5	8.5
The discounted premiums are calculated using the current discount rate, while the undiscounted cash flows represent the gross cash flows before any discounting is applied:

	December 31,
	2022		2021
	Undiscounted	Discounted	Undiscounted	Discounted
Payout Annuities
Expected future benefit payments	$1,542	$999	$1,525	$1,210
Expected future gross premiums	—	—	—	—
Closed Block Life
Expected future benefit payments	8,751	5,578	8,853	7,050
Expected future gross premiums	5,976	3,489	6,174	4,611
Closed Block Annuity
Expected future benefit payments	5,834	3,729	6,799	5,256
Expected future gross premiums	$—	$—	$—	$—

The following table presents the amount of revenue and interest related to non-participating traditional and limited-pay insurance contracts recognized in the Consolidated Income Statements (in millions):

	Gross Premiums		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Payout Annuities	$10	$16	$40	$42
Closed Block Life	390	433	170	172
Closed Block Annuity	—	—	210	222
Total	$400	$449	$420	$436
The following table presents the weighted average interest rate for the reserves for future policy benefits at the cohort's level for the locked-in discount rate (interest accretion rate), and current discount rate, weighted by the cohort's benefit reserve amount:

	December 31,
	2022	2021
Payout Annuities
Interest accretion rate	3.71%	3.63%
Current discount rate	5.40%	2.58%
Closed Block Life
Interest accretion rate	3.01%	3.10%
Current discount rate	5.34%	2.63%
Closed Block Annuity
Interest accretion rate	4.40%	4.40%
Current discount rate	5.41%	2.65%

Additional Liability, Long-Duration Insurance
The following table presents the impact of the adoption of LDTI, as of the transition date, on Closed Block Life additional liabilities for universal life-type contracts (in millions):

Closed Block Life
Balance, December 31, 2020	$1,157
Adjustment for reversal of AOCI adjustments	28
Adjustment for cumulative effect of adoption of LDTI	—
Balance, January 1, 2021	$1,185

Market Risk Benefit, Activity
The following table presents the impact of the adoption of LDTI, as of the transition date, on market risk benefits, net (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$7,306	$74	$7,380
Adjustment for reversal of AOCI adjustments	(27)	(48)	(75)
Cumulative effect of the changes in non-performance risk between the original contract issuance date and the transition date	(743)	(6)	(749)
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs	3,372	72	3,444
Balance, January 1, 2021 - Market risk benefits, net, at fair value	$9,908	$92	$10,000
The following table presents the impact of the adoption of LDTI, as of the transition date, on reinsurance recoverable on market risk benefits at fair value (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$340	$67	$407
Adjustment for reversal of AOCI adjustments	—	(47)	(47)
Cumulative difference between 12/31/2020 carrying amount and fair value measurement for the MRBs	28	83	111
Balance, January 1, 2021 - Reinsurance recoverable on market risk benefits at fair value	$368	$103	$471
Components of the Company’s reinsurance recoverable on market risk benefits were as follows (in millions, recast for the adoption of LDTI):

	December 31,
	2022	2021
Variable annuity	$183	$284
Other product lines	38	99
Total	$221	$383
The following table presents a roll-forward of Closed Block Life additional liabilities for annuitization, death and other insurance benefits (in millions):

	Years Ended December 31,
	2022	2021
Balance, beginning of year	$1,173	$1,185
Beginning of period cumulative effect of changes in shadow adjustments	(14)	(37)
Beginning balance excluding shadow	1,159	1,148
Effect of changes in cash flow assumptions	6	—
Effect of actual variances from expected experience	58	57
Issuances	—	—
Interest accrual	56	56
Net assessments collected	(107)	(102)
Effect of changes in discount rate assumptions	—	—
Ending balance excluding shadow	1,172	1,159
End of period cumulative effect of changes in shadow adjustments	(41)	14
Balance, end of year	$1,131	$1,173

The following table presents the weighted average duration of Closed Block Life additional liabilities for annuitization, death and other insurance benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	December 31,
	2022	2021
Weighted average duration (years)	8.1	7.7
The following table presents assessments and interest expense of Closed Block Life additional liabilities for annuitization, death and other insurance benefits recognized in the Consolidated Income Statements (in millions):

	Assessments		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Additional liability for annuitization, death and other insurance benefits	$(107)	$(102)	$56	$56

The following table presents the weighted average current discount rate of Closed Block Life additional liabilities for annuitization, death and other insurance benefits, applied at the cohort level weighted by reserve benefit amount:

	December 31,
	2022	2021
Weighted average current discount rate	4.96%	4.93%
The following table presents the reconciliation of the market risk benefits balance in the Consolidated Balance Sheets (in millions):

	December 31, 2022			December 31, 2021
	Variable	Other		Variable	Other
	Annuities	Product Lines	Total	Annuities	Product Lines	Total
Market risk benefit - (assets)	$(4,856)	$(9)	$(4,865)	$(1,658)	$(6)	$(1,664)
Market risk benefit - liabilities	5,623	39	5,662	7,939	94	8,033
Market risk benefit - net liabilities	$767	$30	$797	$6,281	$88	$6,369
The following table presents the roll-forward of the net (assets) liabilities of the market risk benefits for variable annuities (in millions):

	Years Ended December 31,
	2022	2021
Net liability balance, beginning of year	$6,281	$9,908
Net liability beginning of year cumulative effect of changes in non-performance risk	326	743
Net liability balance, beginning of year, before effect of changes in non-performance risk	6,607	10,651
Effect of changes in interest rates	(14,137)	(3,193)
Effect of fund performance	6,432	(2,388)
Effect of changes in equity index volatility	1,576	(45)
Effect of expected policyholder behavior	532	412
Effect of actual policyholder behavior different from expected	(230)	(747)
Effect of time	1,707	1,901
Effect of changes in assumptions	465	16
Net liability balance, end of year, before effect of changes in non-performance risk	2,952	6,607
Net liability end of year cumulative effect of changes in non-performance risk	(2,185)	(326)
Net liability balance, end of year, gross	767	6,281

Reinsurance recoverable on market risk benefits at fair value, end of year	(183)	(284)
Net liability balance, end of year, net of reinsurance	584	5,997

Weighted average attained age (years) (1)	69	68
Net amount at risk (2)	$15,592	$3,404
(1) Weighted-average attained age is defined as the average age of policyholders weighted by account value.
(2) Net amount at risk (NAR) is defined as of the valuation date for each contract as the greater of Death Benefit NAR (DBNAR) and Living Benefit NAR (LBNAR), as applicable, where DBNAR is the GMDB benefit base in excess of the account value, and the LBNAR is the actuarial present value of guaranteed living benefits in excess of the account value.

Schedule of Deferred Acquisition Costs
The following table presents the impact of the adoption of LDTI, as of the transition date, on deferred acquisition costs (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Deferred acquisition costs	$13,725	$172	$13,897
Adjustment for reversal of AOCI adjustments	151	(5)	146
Balance, January 1, 2021 - Deferred acquisition costs	$13,876	$167	$14,043
The following table presents the roll-forward of the deferred acquisition costs (in millions). The current period amortization is based on the end of the period estimates of mortality and persistency. The amortization pattern is revised on a prospective basis at the beginning of the period based on the period’s actual experience.

	Years Ended December 31,
	2022	2021(1)
Variable Annuities
Balance, beginning of period	$13,364	$13,725
Change in accounting principle	—	151
Deferrals of acquisition costs	544	779
Amortization	(1,209)	(1,291)
Variable Annuities balance, end of period	$12,699	$13,364

Reconciliation of total deferred acquisition costs
Variable Annuities balance, end of period	$12,699	$13,364
Other product lines, end of period	224	161
Total balance, end of period	$12,923	$13,525
(1) See Note 2 of the Notes to Consolidated Financial Statements for the transition to LDTI impact to the 2021 beginning of period balance for DAC .
The following table presents the roll-forward of deferred acquisition costs (in millions) prior to the adoption of LDTI:

Year Ended December 31,
2020
Balance, beginning of period	$12,337
Deferrals of acquisition costs	738
Amortization	533
Unrealized investment (gains) losses	289
Balance, end of period	13,897

Reinsurance Recoverable, Activity
The following table presents the impact of the adoption of LDTI, as of the transition date, on reinsurance recoverable (in millions):

Total
Balance, December 31, 2020	$35,270
Reclass of carrying amount of MRBs under prior guidance	(407)
Adjustment for loss contracts under the modified retrospective approach	—
Effect of remeasurement of liability at current discount rate	253
Balance, January 1, 2021	$35,116